Expense Example	May 12, 2026 USD ($)
Leverage Shares 2X Long CBRS Daily ETF | Leverage Shares 2X Long CBRS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Short CBRS Daily ETF | Leverage Shares 2X Short CBRS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long [XNDU] Daily ETF | Leverage Shares 2X Long [XNDU] Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Short [XNDU] Daily ETF | Leverage Shares 2X Short [XNDU] Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242